UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08021

Azzad Funds

(Exact name of registrant as specified in charter)

3141 Fairview Park Drive, Suite 355

Falls Church, VA 22042

(Address of principal executive offices)

(Zip code)

Bashar Qasem

3141 Fairview Park Drive

Suite 355

Falls Church, VA 22042

 (Name and address of agent for service)

With copies to:

Thompson Hine LLP

Mr. Donald S. Mendelsohn

312 Walnut Street

Cincinnati, OH, 45202

Registrant's telephone number, including area code: (703) 207-7005

Date of fiscal year end: June 30

Date of reporting period: March 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Azzad Ethical Fund
	Schedule of Investments
	March 31, 2018 (Unaudited)

Shares		Value

COMMON STOCKS 94.50%

Air Transportation, Scheduled- .64%
5,651	Alaska Air Group, Inc.	$ 350,136
1,163	Copa Holdings S.A. Class A (Panama)	149,597
		499,733
Aircraft Parts & Auxiliary Equipment, Nec - 0.06%
678	Heico Corp. Class A	48,104

Apparel & Other Finished Products of Fabrics & Similar Material - 1.57%
11,020	Carter's, Inc.	1,147,182
830	Lululemon Athletica, Inc. (Canada) *	73,970
		1,221,152
Auto Controls - .86%
7,809	Ingersoll-Rand PLC (Ireland)	667,748

Beverages - 1.60%
10,463	Dr. Pepper Snapple Group, Inc.	1,238,610

Biological Products (No Diagnostic Substances) - .08%
716	Neurocrine Bioscience, Inc. *	59,378

Carpets & Rugs - 0.47%
1,564	Mohawk Industries, Inc. *	363,192

Cement, Hydroulic - 0.05%
339	Eagle Materials, Inc. *	34,934

Chemicals & Allied Products - 0.71%
1,975	FMC Corp.	151,226
13,700	Huntsman Corp.	400,725
		551,951
Computer Communications Equipment - 0.10%
521	F5 Networks, Inc. *	75,342

Computer Peripheral Equipment, NEC - 0.62%
2,670	Palo Alto Networks*	484,658

Cutlery, Handtools & General Hardware - 0.04%
215	Snap On, Inc. Com	31,721

Electrical Work - 1.37%
31,002	Quanta Services, Inc.*	1,064,919

Electromedical & Electrotherapeutic Apparatus - .09%
544	Varian Medical Systems, Inc. *	66,722

Electronic Components & Accessories - 0.06%
393	Hubbell, Inc.	47,860

Electronic Connectors - .42%
3,757	Amphenol Corp. Class A	323,590

Engines & Turbines - .28%
1,142	Brunswick Corp.	67,823
943	Cummins, Inc.	152,851
		220,674
Fabricated Rubber Products, Nec - .05%
400	West Pharmaceutical Scsv, Inc. C	35,316

Food & Kindred Products - .49%
8,704	Campbell Soup Co.	376,970

Footwear, (No Rubber) - 0.39%
7,800	Skechers USA, Inc. Class A *	303,342

General Bldg Contractors - Residentail Bldgs - 0.71%
9,366	Fortune Brands Home & Security, Inc.	551,564

General Industrial Machinery & Equipment - 0.24%

1,332	Zebra Technologies Corp. Class A *	185,401

Grain Mill Products - 0.58%
6,919	Kellogg Co.	449,804

Hotels & Motels - 0.62%
5,977	Choice Hotels International, Inc.	479,057

Industrial & Comercial Fans & Blowers & Air Purifing Equipment - 1.01%
17,468	Donaldson Co.	786,933

Industrial Instruments For Measurement, Display & Control - .51%
6,452	Cognex Corp Com	335,439
206	Roper Industries, Inc.	57,822
		393,262
Industrial Organic Chemicals - .92%
1,148	International Flavors & Fragrances, Inc.	157,173
257	NewMarket Corp.	103,232
4,055	Westlake Chemical Corp.	450,713
		711,118
Laboratory Analytical Instruments - 3.16%
618	Agilent Technologies, Inc. *	41,344
9,108	Bruker Corp.	272,511
3,077	Illumina, Inc. *	727,464
68	Mettler Toledo International, Inc. *	39,102
562	Perkinelmer, Inc.	42,555
6,680	Waters Corp. *	1,326,982
		2,449,959
Leather & Leather Products - 0.08%
1,045	Michael Kors Holdings Ltd. (United Kingdom) *	64,874

Measuring & Controlling Devices, Nec - .65%
2,917	Rockwell Automation, Inc.	508,141

Men's & Boys' Furnishings, Work Clothing & Applied Garments - 0.27%
1,241	Cintas Corp. *	211,690

Metal Mining - 0.09%
1,297	Southern Copper Corp.	70,271

Metalworking Machinery & Equipment - 1.02%
8,793	Lincoln Electric Holdings, Inc.	790,930

Millwood, Veneer. Plywood, & Structural Wood Members - 0.46%
8,818	Masco Corp.	356,600

Mineral Royalty Traders - .12%
1,123	Royal Gold, Inc.	96,432

Mining & Quarrying of Nonmetallic Minerals (No Fuels) - .45%
170	Martin Marietta Materials, Inc.	35,241
2,750	Vulcan Materials Co.	313,968
		349,209
Miscellaneous Electrical Macinery, Equipment & Supplies - .75%
9,800	Energizer Holding, Inc.	583,884

Miscellaneous Food Preparation & Kindred Products - .09%
623	McCormick & Company, Inc. *	66,281

Motor Homes - 0.70%
4,726	Thor Industries, Inc.	544,293

Motor Vehicle Parts & Accessories - 2.14%
3,906	Aptiv Plc. (United Kingdom)	331,893
809	BorgWarner, Inc.	40,636
1,302	Delphi Automotive PLC. (United Kingdom)	62,040
1,874	Gentex Corp.	43,139
6,349	Lear Corp.	1,181,485
		1,659,194
Motor Vehicle & Passenger Car Bodies - 1.09%
6,318	WABCO Holdings, Inc. (Belgium) *	845,791

Motors & Generators - .09%
893	Ametek, Inc.	67,841

Ophthalmic goods - 1.29%
4,367	The Cooper Companies, Inc.	999,213

Optical Instruments & Lenses - 1.65%
11,775	KLA Tencor Corp.	1,283,593

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 2.02%
3,136	Align Technology, Inc. *	787,544
5,571	Edwards Lifesciences Corp. *	777,266
		1,564,810
Paints, Varnishes, Lacquers, Enamels & Allied Prods - .39%
6,289	RPM International, Inc.	299,797

Paperboard Containers & Boxes - 1.72%
11,862	Packaging Corp. of America	1,336,847

Pharmaceutical Preparations - 3.09%

8,353	Acadia Pharmaceuticals, Inc. *	187,692
756	Alkermes, Plc. *	43,818
5,850	Biomarin Pharmaceutical, Inc. *	474,260
1,822	Intercept Pharmaceuticals, Inc. *	112,089
7,787	Ionis Pharmaceuticals, Inc. *	343,251
15,334	Opko Health, Inc. *	48,609
14,195	Zoetis, Inc. Class A	1,185,424
		2,395,143
Plastic Material, Synth Resin/Rubber, Cellulos (No Glass) - 0.15%
1,163	Celanese Corp. Series A	116,544

Plastic Material, Synth Resin & Nonvulcan Elastomers - 1.17%
13,999	Hexcel Corp.	904,195

Plastics Products, Nec - 1.23%
3,613	AptarGroup, Inc.	324,556
10,500	Armstrong World Industries, Inc. *	591,150
774	Tupperware Brands Corp.	37,446
		953,152
Poultry Slaughering And Processing - 0.86%
27,245	Pilgrims Pride Corp New Com *	670,499

Pumps & Pumping Equipment - 0.05%
542	Xylem, Inc.	41,691

Radio Broadcasting Stations - 1.46%
25,022	Pandora Media, Inc. *	125,861
160,767	Sirius XM Holdings, Inc.	1,003,186
		1,129,047
Radiotelephone Communications - .61%
1,861	Arista Networks, Inc. *	475,113

Retail-Auto & Home Supply Stores - 1.79%
996	AutoZone, Inc. *	646,095
3,005	O'reilly Automotive, Inc. *	743,377
		1,389,472
Retail-Auto Dealers & Gasoline Stations - .47%
7,184	Copart, Inc. *	365,881

Retail-Building Materials, Hardware, Garden Supply - 1.30%
13,777	Fastenal Co.	752,086
4,129	Tractor Supply Co.	260,210
		1,012,296
Retail-Department Stores - .09%
496	Burlington Stores, Inc. *	66,042

Retail-Eating & Drinking Places - .13%
1,740	Dunkin' Brands Group	103,861

Retail-Family Clothing Stores - 1.14%
12,581	Gap, Inc.	392,527
6,335	Ross Stores, Inc.	494,003
		886,531
Retail-Home Furniture, Furnishings & Equipment Stores - 0.61%
8,901	Williams-Sonoma, Inc.	469,617

Retail-Retail Stores, Nec - 1.09%
4,155	Ulta Beauty, Inc. *	848,742

Retail-Shoe Stores - .65%
11,102	Footlocker, Inc.	505,585

Retail-Variety Stores - 1.33%
11,068	Dollar General Corp. *	1,035,411
1,861	Dollar Tree, Inc.	176,609
		1,212,020
Semiconductors & Related Devices - 4.94%
7,050	Advanced Micro Devices, Inc. *	70,853
4,210	IPG Photonics Corp. *	982,530
15,341	Microchip Technology, Inc.	1,401,554
3,001	Microsemi Corp. Com *	194,225
2,619	Qorvo, Inc. *	184,509
9,566	Skyworks Solution, Inc.	959,087
555	Xiliax, Inc.	40,093
		3,832,850
Services-Advertising Agencies - .30%
6,088	Interpublic Group of Companies, Inc.	140,207
1,325	Omnicom Group, Inc.	96,288
		236,494
Services-Business Services, NEC - 1.99%
1,519	Athenahealth, Inc. *	217,263
6,121	Broadridge Financial Solutions, Inc.	671,412
2,961	CDK Global, Inc.	187,550
433	Costar Group, Inc. *	157,040
5,788	Zillow Group, Inc. Class C *	311,394
		1,544,660
Services-Commercial Physical & Biological Research - 1.09%
6,438	Charles River Laboratories International, Inc. *	687,192
1,879	Incyte Corp. *	156,577
		843,769
Services-Computer Integrated Systems - 1.46%

4,893	Cerner Corp. *	283,794
8,996	GoDaddy, Inc. Class A *	552,534
2,474	Jack Henry & Associates, Inc.	299,230
		1,135,559
Services-Computer Processing & Data Preparation - .90%
5,495	Workday, Inc. Class A *	698,469

Services-Computer Programming & Data Preparation - 1.95%
12,773	VeriSign, Inc. *	1,514,367

Services-Computer Programming, Data Processing, Etc. - 3.20%
2,209	Factset Research Systems, Inc.	440,519
23,592	IHS Markit Ltd. (United Kingdom) *	1,138,078
4,979	Red Hat, Inc. *	744,410
5,600	Twitter, Inc. *	162,456
		2,485,463
Services-Consumer Credit Report - 4.11%
4,153	Equifax, Inc.	489,265
9,631	Moodys Corp.	1,553,480
20,142	TransUnion *	1,143,663
		3,186,408
Services-Management Consulting Services - 1.31%
26,211	Booz Allen Hamilton Holding Corp.	1,014,890

Services-Management Services - 1.62%
10,720	Gartner, Inc. Class A *	1,260,886

Services-Miscellaneous Amusement & Recreation - 0.04%
550	Six Flags Entertainment Corp.	34,243

Services-Personal Services - 0.51%
15,536	H&R Block, Inc.	394,770

Services-Prepackaged Software - 9.50%
2,688	Atlassian Corp. PLC Class A (United Kingdom) *	144,937
2,824	Autodesk, Inc. *	354,638
4,845	Cadence Design Systems, Inc. *	178,151
15,660	Citrix Systems, Inc *	1,453,248
5,932	ServiceNow, Inc. *	981,449
5,174	Splunk, Inc. *	509,070
11,564	Square, Inc. Class A *	568,949
10,029	SS&C Technologies Holdings, Inc.	537,956
2,081	Synopsys, Inc. Com *	173,222
11,275	Tableau Software, Inc. Class A *	911,246
1,526	Take-Two Interactive Software, Inc. *	149,212
4,987	Tyler Technologies, Inc. *	1,052,058

608	Ultimate Software Group, Inc. *	148,170
2,860	Veeva Systems, Inc. Class A *	208,837
		7,371,142
Special Industry Machinery, NEC - 2.03%
7,738	Lam Research Corp.	1,572,052

Specialty Cleaning, Polishing and Sanitation Preparations - 0.90%
5,250	Clorox Co.	698,828

Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens) - 1.16%
20,373	Steel Dynamics, Inc.	900,894

Sugar & Confectionery Products - 0.40%
3,162	Hershey Co.	312,912

Surgical & Medical Instruments & Apparatus - .93%
5,890	Dexcom, Inc. *	436,802
2,800	Hill-Rom Holdings, Inc.	243,600
454	Resmed, Inc.	44,705
		725,108
Transportation Services - .73%
2,374	Expedia, Inc.	262,113
3,000	XPO Logistics, Inc. *	305,430
		567,543
Trucking (No Local) - 1.71%
11,309	Hunt J.B. Transport Services, Inc.	1,324,849

Wholesale-Drugs, Proprietaries & Druggists' Sundries - .43%
4,491	Nu Skin Enterprises, Inc. Class A	331,032

Wholesale-Durable Goods - 0.93%
2,443	W.W. Grainger, Inc.	689,586
930	HD Supply Holdings, Inc. *	35,284
		724,870
Wholesale-Medical, Dental & Hospital Equipment & Supplies - 1.27%
14,622	Henry Schein, Inc. *	982,745

Z-Ray Apparatus & Tubes & Related Irradiationa Apparatus Total - .86%
17,909	Hologic, Inc. *	669,080

TOTAL FOR COMMON STOCKS (Cost $61,800,557) - 94.50%		73,332,015

REAL ESTATE INVESTMENT TRUSTS 2.90%
1,280	CubeSmart	36,096
10,067	Equity Lifestyle Properties, Inc.	883,581
2,924	Extra Space Storage, Inc.	255,441

8,901	Federal Realty Investment Trust	1,033,495
715	Lamar Advertising Co. Class A	45,517
		2,254,129

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $2,392,029) - 2.90%		2,254,129

TOTAL INVESTMENTS (Cost $66,203,042) ** - 97.41%		75,586,145

OTHER ASSETS LESS LIABILITIES - 2.59%		2,010,735

NET ASSETS - 100.00%		$ 77,596,880

* Non-income producing securities during the period.

** At March 31, 2018, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $66,203,042 amounted to $11,393,558, which consisted of aggregate gross unrealized appreciation of $13,695,444 and aggregate gross unrealized depreciation of $2,301,886.

NOTES TO FINANCIAL STATEMENTS
Azzad Ethical Fund
1. SECURITY TRANSACTIONS

At March 31, 2018, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $66,203,042 amounted to $11,393,558, which consisted of aggregate gross unrealized appreciation of $13,695,444 and aggregate gross unrealized depreciation of $2,301,886.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Certain short-term securities are valued on the basis of amortized cost. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available or if a security value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Valuation Inputs of Assets		Level 1	Level 2	Level 3	Total
Common Stock		$ 73,332,015	$0	$0	$73,332,015
Real Estate Investment Trust		$ 2,254,129	$0	$0	$2,254,129
Total		$ 75,586,145	$0	$0	$75,586,145

Azzad Wise Capital Fund
Schedule of Investments
March 31, 2018

Shares		Value

COMMON STOCKS - 7.10%

Beverages - 0.43%
2,161	PepsiCo, Inc.	$ 235,873
5,494	The Coca-Cola Co.	238,604
		474,478
Construction, Mining & Materials Handling Machinery & Equipment - 0.22%
2,459	Dover Corp.	241,523

Converted Paper & Paperboard Products - 0.21%
2,150	Kimberly-Clark Corp.	236,780

Cutlery, Handtools & General Hardware - 0.21%
1,519	Stanley Black & Decker, Inc.	232,711

Electromedical & Electrotherapeutic Apparatus - 0.22%
3,006	Medtronic PLC (Ireland)	241,141

Electronic & Other Electrical Equipment - 0.22%
3,544	Emerson Electric Co.	242,055

Fats & Oils - 0.23%
5,844	Archer-Daniels-Midland Co.	253,454

General Industrial Machinery & Equipment - 0.21%
1,496	Illinois tool Works, Inc.	234,363

Household Appliances - 0.22%
3,796	Smith A O Corp.	241,388

Household Furniture - 0.21%
5,384	Leggett & Platt, Inc.	238,834

Industrial Inorganic Chemicals - 0.42%
1,532	Air Products & Chemicals, Inc.	243,634
1,582	Prazair, Inc.	228,283
		471,917
Industrial Instruments for Measurement - 0.22%
860	Roper Industries, Inc.	241,393

Men's & Boys Furnishings - 0.45%
1,570	Cintas Corp.*	267,811
3,093	VF Corp.	229,253

		497,064
Miscellaneous Food Preparations & Kindred Products - 0.23%
2,378	McCormick & Company, Inc.	254,804

Perfumes, Cosmetics & Other Toilet Preparations - 0.22%
3,485	Colgate-Palmolive Co.	249,805

Pharmaceutical Preparations - 0.62%
4,170	Abbott Laboratories	249,866
2,130	AbbVie, Inc.	201,605
1,862	Johnson & Johnson	238,615
		690,086
Retail-Building Materials, Hardware, Garden Supply - 0.21%
606	The Sherwin-Williams Co.	237,625

Retail-Drug Stores & Proprietary Store - 0.20%
3,418	Walgreen Boots Alliance, Inc.	223,776

Retail-Lumber & Other Building Materials - 0.19%
2,449	Lowe's Companies, Inc.	214,900

Services-Computer Processing & Data Preparation - 0.22%
2,173	Automatic Data Processing, Inc.	246,592

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 0.44%
1,862	Ecolab, Inc.	255,224
2,979	The Procter & Gamble Co.	236,175
		491,399
Special Industry Machinery - 0.21%
3,444	Pentair PLC (Ireland)	234,640

Specialty Cleaning, Polishing & Sanita - 0.22%
1,878	The Clorox Co.	249,981

Steel Works, Blast Furnaces Rolling Mills (Coke Ovens) - 0.21%
3,859	Nucor Corporation	235,746

Surgical & Medical Instruments & Apparatus - 0.21%
1,051	3M Co.	230,716

Wholesale-Motor Vehicle Supplies & New Parts - 0.20%
2,452	Genuine Parts Co.	220,288

Wholesale-Durable Goods - 0.24%
948	W.W. Grainger, Inc.	267,592

TOTAL FOR COMMON STOCKS (Cost $6,093,804) - 7.10%		7,895,050

REAL ESTATE INVESTMENT TRUSTS - 0.69%
1,532	Avalonbay Communities, Inc.	251,953
2,186	Federal Realty Investment Trust	253,816
1,324	Public Storage	265,316
TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $914,903) - 0.69%		771,086

SUKUKS - 47.17%

Airlines - 0.54%
600,000	Al Shindagha Sukuk, Ltd., Series REGS, 3.776%, 11/26/2019 (Cayman Islands)	603,000

Banks - 7.71%
2,300,000	ALHILA, Series REGS, 3.267%, 10/08/2018 (United Arab Emirates)	2,304,851
1,000,000	DIB Sukuk Ltd., 6.25% 03/29/2049 (United Arab Emirates)	1,014,750
270,000	EXIM Sukuk Malaysia Berhad, 2.874%, 02/19/2019 (Malaysia)	269,779
2,000,000	SIB Sukuk Co, 2.843% 03/17/2020 (Cayman Islands)	1,983,400
2,500,000	SIB Sukuk Co, 2.95% 04/16/2018 (Cayman Islands)	2,502,275
500,000	TF Varlik Kiralama Sukuk, 3.95%, 5/02/2018 (Turkey)	500,602
		8,575,656
Communications Equipment - 1.99%
2,200,000	Axiata Spv2 Bhd, Series REGS, 3.466%, 11/19/2020 (Malaysia)	2,208,213

Financial Services - 6.49%
300,000	ADIB Capital Sukuk, 6.375%, 10/16/2018 (United Arab Emirates) **	303,777
2,900,000	DIP Sukuk, Ltd. Series REGS 4.291%, 2/20/2019 (Cayman Islands)	2,918,125
4,000,000	Jany Sukuk Co. LTD, 2.844%, 09/23/2019 (Cayman Islands)	3,996,520
		7,218,422
Industry Chemicals - 0.90%
1,000,000	Equate Sukuk Spc LTD, 3.994%, 02/21/2024	999,264

Integrated Oils - 1.78%
2,000,000	Petronas Global Sukuk, Series REGS, 2.707%, 03/18/2020 (Malaysia)	1,984,680

Real Estate - 9.91%
1,500,000	DIFC Investments LLC, Note, Series REGS, 4.325% 11/12/2024 (United Arab Emirates)	1,530,830
1,000,000	Emaar Sukuk, Ltd., Series REGS, 4.564%, 06/18/2024 (Cayman Islands)	1,023,950
2,500,000	Emaar Sukuk, Ltd., Series REGS, 6.40%, 07/18/2019 (Cayman Islands)	2,606,025
2,500,000	JAFZ Sukuk, 7.00%, 06/19/2019 (Cayman Islands)	2,618,125
500,000	MAF Sukuk, Ltd., Unsecured Note, Series REGS, 4.50%, 11/03/2025 (Cayman Islands)	510,221
2,700,000	Sukuk Funding No. 3, Ltd., Series REGS, 4.348%, 12/03/2018 (Cayman Islands)	2,727,043
		11,016,194
Sovereigns - 9.47%
1,000,000	Hazine Mustesarligi, Series 144A, 5.004%, 04/06/2023 (Turkey) (1)	1,007,138
1,000,000	Indonesia, Government of, Series 144A, 3.40%, 03/29/2022 (Indonesia) (1)	986,300

300,000	Indonesia, Government of, Series 144A, 4.15%, 03/29/2027 (Indonesia) (1)			297,000
400,000	KSA Sukuk, Ltd., Series 144A, 2.894%, 04/20/2022 (Saudi Arabia) (1)			389,000
1,000,000	Oman, Government, Series 144A, 4.397%, 06/01/2024 (Oman) (1)			951,670
2,300,000	Pakistan, Series REGS, 6.75% 12/03/2019 (Pakistan)			2,352,684
1,400,000	Perusahaan Pener Indois Sukuk, Series REGS, 3.30%, 11/21/2022 (Indonesia)			1,372,000
2,400,000	Perusahaan Pener Indois Sukuk, Series REGS, 4.00%, 11/21/2018 (Indonesia)			2,416,200
750,000	Zar Sovereign Capital Fund, Series REGS, 3.903%, 06/24/2020 (South Africa)			756,240
				10,528,232
Superanationals - 2.98%
3,300,000	Isdb, 1.535%, 06/04/2018 (Saudi Arabia)			3,309,372

Transportation & Logistics - 0.90%
1,000,000	DP World Cresent, Ltd, Sr. Unsecd. Note, Series REGS, 3.908, 5/31/2023 (Cayman Islands)			1,002,850

Utilities - 1.80%
1,000,000	Mazoon Assets Co., Series 144A, 5.20%, 11/08/2027 (Oman) (1)			979,042
1,000,000	Saudi Electricity Global Sukuk, Series REGS, 4.211%, 04/03/2022 (Cayman Islands)			1,022,827
				2,001,869
Wireless Telecommunications Services - 2.70%
3,000,000	Ooredoo Tamweel Ltd., Series REGS, 3.039%, 12/03/2018 (Qatar)			3,005,172

TOTAL FOR SUKUKS (Cost $53,341,978) - 47.17%				52,452,923

TRADE FINANCE - 8.28%

		Acquisition Date (2)	Cost (2)	Value
Agriculture Chemicals - 0.79%
874,518	Office Cherifien des Phosphates, 2.503%, 06/18/2018 (Morocco)	03/16/2018 - 03/27/2018	$ 874,518	$ 876,267

Consumer Banking - 0.28%
309,679	EcoBank Transnational Inc., (ETI) EcoBank Group, 3.1875%, 09/10/2018 (Togo)	01/10/2018 - 03/12/2018	$ 309,679	$ 309,369

Consumer Cyclical - Apparel/Textiles - 0.86%
957,721	PT Pan Brothers TbK, 3.837% - 3.842%, (3-month US LIBOR +2.300%), 10/22/2018 (Indonesia) (3)	04/30/2018 - 06/20/2018	957,721	956,763

Consumer Non-Cyclical/Food-Wholesale - 1.44%
788,571	Government of the Gambia, 4.988% - 5.364%, (12-month US LIBOR +3.500%), 06/07/2019 (Gambia) (3)	12/21/2017 - 06/05/2018	788,571	787,389
783,591	PT Angel Tbk, 3.825%, 12/01/2018 (Indonesia)	09/18/2017 - 01/31/2018	783,591	782,199
			1,572,162	1,569,588
Energy - Oil Refining and Marketing - 3.52%

1,070,844	Government of Egypt II, 3.90% - 4.71063%, (12-month US LIBOR +2.60%), 01/11/2019 (Egypt) (3)	07/17/2017 - 01/11/2018	1,070,844	1,077,902
1,974,778	Government of Pakistan, 3.723% - 3.922%, (12-month US LIBOR +2.220%), 11/19/2018 (Pakistan) (3)	08/02/2017 - 11/21/2017	1,974,778	2,016,248
860,752	Government of Pakistan II, 3.836% - 4.491%, (12-month US LIBOR +2.220%), 04/25/2019 (Pakistan) (3)	12/14/2017 - 04/26/2018	860,752	859,461
			3,906,374	3,953,611
Foreign Sovereign - 1.45%
535,396	The Tunisian Company of Electricity and Gas, 2.418%, 08/22/2018 (Tunisia)	02/21/2018 - 04/24/2018	535,396	535,396
1,000,000	The Tunisian Refining Industries Company, 2.418%, 01/23/2019 (Tunisia)	01/04/2018 - 06/20/2018	1,000,000	1,001,500
			1,535,396	1,536,896

TOTAL FOR TRADE FINANCE AGREEMENTS (Cost $9,155,851) - 8.34%			$ 9,155,851	$ 9,202,495

BANK DEPOSITS - 28.98%
5,087,866	Arab Banking Corp., NY Branch, 2.45% - 2.80%, 07/12/2018 - 10/12/2018 (Bahrain)			5,087,866
5,007,827	Gulf International Bank (UK), 1.75% - 2.27%, 08/03/2018 - 12/23/2018 (Bahrain)			5,007,827
5,069,285	Kuveyt Turk Participation Bank, 2.8489% - 2.862%, 07/23/2018 - 07/30/2018 (Turkey)			5,069,285
5,078,807	Maybank Islamic Bank, 2.05% - 2.28%, 08/06/2018 - 12/03/2018 (Malaysia)			5,078,807
5,531,960	Qatar National Bank, 2.35% - 2.86%, 07/19/2018 - 12/18/2018 (Qatar)			5,531,960
6,434,537	QIB (UK) Plc., 2.40% - 2.84%, 07/25/2018 - 10/23/2018 (Qatar)			6,434,537
9,605	Turkiye Finans Bank, Current Account (Turkey)			9,605
TOTAL FOR BANK TIME DEPOSITS (Cost $32,219,885) .00%				32,219,886

TOTAL FOR INVESTMENTS (Cost $109,723,373) ** - 92.22%				102,541,439

OTHER ASSETS LESS LIABILITIES - 7.78%				8,651,823

NET ASSETS - 100.00%				$ 111,193,262

* Non-income producing securities during the period.

** At March 31, 2018, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $109,723,373 amounted to $1,406,700, which consisted of aggregate gross unrealized appreciation of $2,015,312 and aggregate gross unrealized depreciation of $608,612.

(1) Denotes a restricted security that may be sold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees.  At March 31, 2018 these liquid restricted securities amount to $4,487,073, which represented 4.06% of total net assets.

(2) Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2018, these restricted securities amounted to $9,273,231, which represented 8.34% of total net assets.

(3) Floating/variable note with current rate and current maturity or next reset date shown.
(4) Variable rate instrument, varying maturity dates ranging from one month to nine months; 7 day demand redemption clause per deposit.

NOTES TO FINANCIAL STATEMENTS

Azzad Wise Capital Fund
1. SECURITY TRANSACTIONS

At March 31, 2018, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $109,723,373 amounted to $1,406,700, which consisted of aggregate gross unrealized appreciation of $2,015,312 and aggregate gross unrealized depreciation of $608,612.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Certain short-term securities are valued on the basis of amortized cost. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available or if a security value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$7,895,050	$0	$0	$7,895,050
Real Estate Investment Trusts	771,086	$0	$0	$771,086
Sukuks	$0	52,452,923	$0	$52,452,923
Trade Finance Agreements	$0	$0	9,202,495	$9,202,495
Bank Time Deposits	$0	$32,219,886	$0	$32,219,886
	$8,666,135	$84,672,809	$9,202,495	$102,541,439

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Azzad Funds

By /s/Bashar Qasem

     Bashar Qasem

     President and Treasurer

Date August 15, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Bashar Qasem

     Bashar Qasem

     President and Treasurer

Date August 15, 2018